Subsequent Events - Summary of Creditors to Convert Outstanding Debt Amount to Shares (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	$ 7,674,154	$ 21,957,620	$ 18,606,006
Convertible bond | Jeon, Joon-Soo [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	1,004,226
Convertible bond | Daesun [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	926,977
Short-term loan [member] | Whale Investment Co., Ltd. [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	3,476,165
Short-term loan [member] | Kim, Kyung-Sook [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	926,977
Other payables [member] | Deco&Home Inc. [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	348,389
Other payables [member] | Kim, Jae-Young [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	154,496
Other payables [member] | Mirae Asset Securities Co., Ltd. [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	98,717
Other payables [member] | Sol Sea&Air Co., Ltd. [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	80,640
Trade payable | Jin Technology [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	236,344
Trade payable | INP Chemical Co., Ltd. [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	279,260
Trade payable | Meanwell Doosung Co., Ltd. [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	77,248
Trade payable | Cressem Co., Ltd. [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	$ 64,715